Income Taxes (Details) - Schedule of a reconciliation of the beginning and ending amount of unrecognized tax benefits - USD ($) $ in Thousands	12 Months Ended
	Jun. 27, 2021	Jun. 28, 2020
Schedule of a reconciliation of the beginning and ending amount of unrecognized tax benefits [Abstract]
Balance at beginning of year	$ 22	$ 21
Additions for tax positions of prior years	4	1
Reductions for tax positions of prior years
Tax settlements
Balance at end of year	$ 26	$ 22